Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
7.	Segment Information

Since the Company opened its first retail store in June 2013, it operates in two segments - (1) design and licensing and (2) retail, which are based on its business activities and organization. The operating segments are segments of the Company for which separate discrete financial information is available and for which operating results are evaluated regularly by the chief operating decision makers, made up of the Company’s executive management team, in deciding how to allocate resources, as well as in assessing performance. The primary key performance indicators are net sales or revenue (in the case of licensing and design fees) and operating income for each segment. The design and licensing segment includes royalties earned on licensed products and use of the Company’s trademarks, and rights granted to third parties for the right to sell the Company’s products and related design and other service fees. The retail segment represents sales of the Company’s branded products through its retail stores. All intercompany revenues are eliminated in consolidation and are not reviewed when evaluating segment performance. Corporate overhead expenses are allocated to the segments based upon specific usage or other allocation methods.

The following table presents the key performance information of the Company’s reportable segments:

	Three Months Ended March 31,
	2014	2013
Revenue:
Net licensing revenue	$3,103,000	$2,903,000
Design and service fee income	437,000	285,000
Design and licensing revenues	3,540,000	3,188,000
Retail sales	26,000	-
Total revenues	$3,566,000	$3,188,000

Operating income (loss):
Design and licensing	$(972,000)	$539,000
Retail	(317,000)	-
Total operating income (loss)	$(1,289,000)	$539,000

	Three Months Ended March 31,
Capital Expenditures	2014	2013
Property and equipment :
Design and licensing	$81,000	$51,000
Retail	225,000	-
Total capital expenditures	$306,000	$51,000

Long Lived Assets	March 31, 2014	December 31, 2013
Trademarks and other intangibles, net :
Design and licensing	$45,176,000	$45,308,000
Retail	-	-
Total Trademarks and other intangibles, net	$45,176,000	$45,308,000

Property and equipment :
Design and licensing	$930,000	$939,000
Retail	428,000	214,000
Total property and equipment	$1,358,000	$1,153,000

	March 31,
	2014	2013
Depreciation and amortization :
Design and licensing	$224,000	$217,000
Retail	11,000	-
Total depreciation and amortization	$235,000	$217,000

10.	Segment Information

Since the Company opened its first retail store in June 2013, it operates in two segments - (1) Design and Licensing, and (2) Retail, which are based on its business activities and organization. The operating segments are segments of the Company for which separate discrete financial information is available and for which operating results are evaluated regularly by the chief operating decision makers, made up of the Company’s executive management team, in deciding how to allocate resources, as well as in assessing performance. The primary key performance indicators are net sales or revenue (in the case of licensing and design fees) and operating income for each segment. The design and licensing segment includes royalties earned on licensed products and use of the Company’s trademarks, and rights granted to third parties for the right to sell the Company’s products and related design and other service fees. The retail segment represents sales of Isaac Mizrahi New York branded products through its retail store. All intercompany revenues are eliminated in consolidation and are not reviewed when evaluating segment performance. Corporate overhead expenses are allocated to the segments based upon specific usage or other allocation methods.

The following table presents the key performance information of the Company’s reportable segments:

	Year Ended December 31,
	2013	2012
Revenue:
Net licensing revenue	$11,546,000	$10,432,000
Design and service fee income	1,619,000	2,271,000
Design and licensing revenues	13,165,000	12,703,000
Retail sales	203,000	-
Total revenues	$13,368,000	$12,703,000

Operating income (loss):
Design and licensing	$2,195,000	$5,693,000
Retail	(339,000)	-
Total operating income	$1,856,000	$5,693,000

	December 31,
Long Lived Assets	2013	2012
Trademarks and other intangibles, net :
Design and licensing	$45,308,000	$45,835,000
Retail	-	-
Total Trademarks and other intangibles, net	$45,308,000	$45,835,000

Property and equipment :
Design and licensing	$939,000	$1,113,000
Retail	214,000	-
Total property and equipment	$1,153,000	$1,113,000

	December 31,
	2013	2012
Depreciation and amortization :
Design and licensing	$873,000	$856,000
Retail	20,000	-
Total depreciation and amortization	$893,000	$856,000